CASH AT BANK (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Bank Deposits	$ 3,210,464	$ 4,640,603	$ 6,591,128
Services fee receivable [Member]
Bank Deposits		46,660
China [Member]
Bank Deposits	2,534,231	4,593,943	5,000,014
Singapore [Member]
Bank Deposits	$ 676,233	$ 46,660	$ 1,591,114